Convertible Senior Notes	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
CONVERTIBLE SENIOR NOTES

15.CONVERTIBLE SENIOR NOTES

2023 Convertible Senior Notes

On December 4, 2018, the Company issued US$750 million convertible senior notes (the “2023 Notes”). The 2023 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 3.75% per annum on June 1 and December 1 of each year, beginning on June 1, 2019. The 2023 Notes will mature on December 1, 2023 unless redeemed, repurchased or converted prior to such date.

The initial conversion rate of the 2023 Notes is 37.1830 of the Company’s ADS per US$1,000 principal amount of the 2023 Notes (which is equivalent to an initial conversion price of approximately US$26.89 per ADS). Prior to June 1, 2023, the 2023 Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on March 31, 2019, if the last reported sale price of ADSs for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if the Company calls the notes for a tax redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the 2023 Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following the Company’s delivery of a notice of a tax redemption, the Company will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, the Company will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.

The holders may require the Company to repurchase all or a portion of the 2023 Notes for cash on December 1, 2021, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.

In connection with the issuance of the 2023 Notes, the Company purchased capped call options (the “2023 Capped Call”) on the Company’s ADS with certain counterparties at a price of US$67.5 million. The counterparties agreed to sell to the Company up to approximately 27.9 million of the Company’s ADSs upon the Company’s exercise of the 2023 Capped Call. The exercise price is equal to the 2023 Notes’ initial conversion price and the cap price is US$38.42 per ADS, subject to certain adjustments under the terms of the capped call transactions. The capped call transactions are expected to reduce potential dilution to existing holders of the ordinary shares and ADSs of the Company upon conversion of the 2023 Notes and/or offset any potential cash payments that the Company is required to make in excess of the principal amount of any converted notes, as the case may be, with such reduction and/or offset subject to a cap.

2025 Convertible Senior Notes

On March 29, 2019, the Company issued US$1,200 million convertible senior notes (the “2025 Notes”). The 2025 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 2.00% per annum on October 1 and April 1 of each year, beginning on October 1, 2019. The 2025 Notes will mature on April 1, 2025 unless redeemed, repurchased or converted prior to such date.

The initial conversion rate of the 2025 Notes is 33.0003 of the Company’s ADS per US$1,000 principal amount of the 2025 Notes (which is equivalent to an initial conversion price of approximately US$30.30 per ADS). Prior to October 1, 2024, the 2025 Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on June 30, 2019, if the last reported sale price of ADSs for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if the Company calls the notes for a tax redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the 2025 Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following the Company’s delivery of a notice of a tax redemption, the Company will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, the Company will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.

The holders may require the Company to repurchase all or a portion of the 2025 Notes for cash on April 1, 2023, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.

In connection with the issuance of the 2025 Notes, the Company purchased capped call options (the “2025 Capped Call”) on the Company’s ADS with certain counterparties at a price of US$84.5 million. The counterparties agreed to sell to the Company up to approximately 39.6 million of the Company’s ADSs upon the Company’s exercise of the 2025 Capped Call. The exercise price is equal to the 2025 Notes’ initial conversion price and the cap price is US$40.02 per ADS, subject to certain adjustments under the terms of the capped call transactions. The capped call transactions are expected to reduce potential dilution to existing holders of the ordinary shares and ADSs of the Company upon conversion of the 2025 Notes and/or offset any potential cash payments that the Company is required to make in excess of the principal amount of any converted notes, as the case may be, with such reduction and/or offset subject to a cap.

2026 Convertible Senior Notes

On December 21, 2020, the Company issued US$800 million convertible senior notes (the “2026 Notes”). The 2026 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 4.00% per annum on June 15 and December 15 of each year, beginning on June 15, 2021. The 2026 Notes will mature on December 15, 2026 unless redeemed, repurchased or converted prior to such date. The Company offered an additional US$100 million principal amount of the 2026 Notes simultaneously, pursuant to the underwriters’ option to purchase additional notes (Note 27).

The initial conversion rate of the 2026 Notes is 44.8179 of the Company’s ADS per US$1,000 principal amount of the 2026 Notes (which is equivalent to an initial conversion price of approximately US$22.31 per ADS). Prior to June 15, 2026, the 2026 Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on March 31, 2021, if the last reported sale price of ADSs for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if the Company calls the notes for a tax redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the 2026 Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following the Company’s delivery of a notice of a tax redemption, the Company will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, the Company will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.

The holders may require the Company to repurchase all or a portion of the 2026 Notes for cash on August 1, 2024, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.

Accounting for Convertible Senior Notes

As the conversion option may be settled in cash at the Company’s option, the Company separated the 2023 Notes, the 2025 Notes and the 2026 Notes (collectively as the “Notes”) into liability and equity components in accordance with ASC subtopic 470-20, Debt with Conversion and Other Options. The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that does not have an associated conversion feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the initial proceeds and recorded as additional paid-in capital. The difference between the principal amount of the 2023 Notes and the liability component is considered debt discount and is amortized at an effective interest rate of 7.04% to accrete the discounted carrying value of the 2023 Notes to its face value on December 1, 2021, the put date of the 2023 Notes. The difference between the principal amount of the 2025 Notes and the liability component is considered debt discount and is amortized at an effective interest rate of 6.01% to accrete the discounted carrying value of the 2025 Notes to its face value on April 1, 2023, the put date of the 2025 Notes. The difference between the principal amount of the 2026 Notes and the liability component is considered debt discount and is amortized at an effective interest rate of 6.94% to accrete the discounted carrying value of the 2026 Notes to its face value on August 1, 2024, the put date of the 2026 Notes.

The cost of the 2023 Capped Call and 2025 Capped Call of US$67.5 million and US$84.5 million were recorded as a reduction of the Company’s additional paid-in capital on the consolidated balance sheets with no subsequent changes in fair value recorded.

 The net proceeds from the issuance of the 2023 Notes, the 2025 Notes and the 2026 Notes were US$736.7 million, US$1,179.0 million and US$786.0 million (equivalent to RMB5,150,888), after deducting underwriting discounts and offering expenses of US$13.3 million, US$21.0 million and US$14.0 million (equivalent to RMB91,690) from the initial proceeds of US$750 million, US$1,200 million and US$800 million, respectively. Debt issuance costs were allocated to the liability and equity components based on the same proportion as the recognized amounts of liability and equity components determined above.

The carrying amount of the Notes as of December 31, 2019 and 2020 were as follows:

	As of December 31, 2019	As of December 31, 2020
	RMB	RMB	US$

Liability component:
Principal	13,577,850	17,953,650	2,751,517
Less: unamortized debt discount	1,280,982	1,274,874	195,383
Net carrying amount	12,296,868	16,678,776	2,556,134
Equity component:
Carrying amount	1,349,262	1,744,219	267,313

For the years ended December 31, 2018, 2019 and 2020, the amount of interest cost recognized relating to both the contractual interest coupon and amortization of the discount on the liability component were RMB23.9 million, RMB669.8 million and RMB799.2 million (US$122.5 million), respectively. As of December 31, 2020, the liability component of the 2023 Notes, the 2025 Notes and the 2026 Notes will be accreted up to the principal amount of US$750 million, US$1,200 million and US$800 million over a remaining period of 0.92 years, 2.25 years and 3.59 years, respectively. The amount repayable within the next twelve months are classified as “Convertible senior notes, current portion” on the consolidated balance sheets.

The aggregate scheduled maturities of RMB4,896.5 million (US$750.4 million), RMB7,834.3 million (US$1,200.7 million) and RMB5,222.9 million (US$800.4 million) of the 2023 Notes, the 2025 Notes and the 2026 Notes will be repaid when they become due in 2023, 2025 and 2026, respectively, assuming there is no conversion of the Notes, no redemption of the Notes prior to their maturities and the convertible senior notes bondholders hold the Notes until their maturities and the Company elects to fully settle the Notes in cash.